Schedule of Investments (unaudited) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise, Inc.(a)	10,904	$2,297,582
BWX Technologies, Inc.	14,780	954,492
Curtiss-Wright Corp.	6,184	1,050,229
HEICO Corp.	7,257	1,223,821
HEICO Corp., Class A	12,743	1,710,493
Hexcel Corp.	13,570	978,126
Howmet Aerospace, Inc.	59,911	2,653,458
Huntington Ingalls Industries, Inc.	6,353	1,281,146
Mercury Systems, Inc.(a)	7,831	373,304
Spirit AeroSystems Holdings, Inc., Class A(a)	16,612	494,373
Textron, Inc.(b)	33,663	2,253,401
TransDigm Group, Inc.	8,292	6,343,380
Woodward, Inc.	9,369	899,611

		22,513,416

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(b)	18,631	1,879,309
Expeditors International of Washington, Inc.	25,610	2,915,443
GXO Logistics, Inc.(a)(b)	17,125	909,851

		5,704,603

Automobile Components — 0.6%
Aptiv PLC(a)	43,652	4,490,045
BorgWarner, Inc.	37,468	1,803,335
Gentex Corp.	37,969	1,047,564
Lear Corp.	9,497	1,212,387
QuantumScape Corp.(a)(b)	41,935	293,545

		8,846,876

Automobiles — 0.2%
Harley-Davidson, Inc.	21,826	809,745
Lucid Group, Inc.(a)(b)	92,867	737,364
Rivian Automotive, Inc., Class A(a)(b)	83,893	1,075,508
Thor Industries, Inc.	8,417	665,111

		3,287,728

Banks — 2.1%
Bank of Hawaii Corp.	6,295	304,867
Bank OZK	17,799	635,780
BOK Financial Corp.	4,599	385,718
Citizens Financial Group, Inc.	78,830	2,439,000
Columbia Banking System, Inc.	34,312	732,904
Comerica, Inc.	21,158	917,622
Commerce Bancshares, Inc.	18,372	1,026,076
Cullen/Frost Bankers, Inc.	9,434	1,040,098
East West Bancorp, Inc.	22,774	1,177,188
Fifth Third Bancorp	110,004	2,882,105
First Citizens BancShares, Inc., Class A	1,773	1,785,730
First Hawaiian, Inc.	20,332	388,545
First Horizon Corp.	85,421	1,499,139
First Republic Bank(a)(b)	29,630	104,001
FNB Corp.	57,224	656,932
Huntington Bancshares, Inc.	231,699	2,595,029
KeyCorp.	149,172	1,679,677
M&T Bank Corp.	27,757	3,491,831
New York Community Bancorp, Inc.	108,306	1,157,791
PacWest Bancorp	18,365	186,405
Pinnacle Financial Partners, Inc.	12,217	662,528
Popular, Inc.	11,339	680,453
Prosperity Bancshares, Inc.	14,190	888,578
Regions Financial Corp.	150,905	2,755,525
Synovus Financial Corp.	23,441	721,983

Security	Shares	Value

Banks (continued)
Webster Financial Corp.	27,924	$1,041,565
Western Alliance Bancorp	16,831	624,767
Wintrust Financial Corp.	9,754	666,881
Zions Bancorp NA	23,953	667,331

		33,796,049

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,503	477,217
Brown-Forman Corp., Class A	7,357	484,679
Brown-Forman Corp., Class B	29,630	1,928,617
Molson Coors Beverage Co., Class B	28,256	1,680,667

		4,571,180

Biotechnology(a) — 2.2%
Alnylam Pharmaceuticals, Inc.	19,845	3,953,124
Biogen, Inc.	23,146	7,041,708
BioMarin Pharmaceutical, Inc.	29,792	2,861,224
Exact Sciences Corp.(b)	28,063	1,797,996
Exelixis, Inc.	51,157	936,173
Horizon Therapeutics PLC	35,739	3,972,747
Incyte Corp.	29,467	2,192,639
Ionis Pharmaceuticals, Inc.	22,901	810,008
Mirati Therapeutics, Inc.	7,298	323,374
Natera, Inc.	15,848	803,811
Neurocrine Biosciences, Inc.	15,465	1,562,584
Novavax, Inc.(b)	13,006	99,756
Sarepta Therapeutics, Inc.	13,583	1,667,585
Seagen, Inc.	21,948	4,389,600
Ultragenyx Pharmaceutical, Inc.(b)	10,630	464,212
United Therapeutics Corp.	7,200	1,656,936

		34,533,477

Broadline Retail — 0.5%
eBay, Inc.	87,670	4,070,518
Etsy, Inc.(a)	20,184	2,039,190
Kohl’s Corp.	18,477	407,048
Macy’s, Inc.	43,732	714,581
Nordstrom, Inc.	18,392	284,340
Ollie’s Bargain Outlet Holdings, Inc.(a)	9,934	648,194

		8,163,871

Building Products — 1.8%
A O Smith Corp.	20,194	1,379,048
Advanced Drainage Systems, Inc.(b)	10,199	874,258
Allegion PLC	14,145	1,562,740
Armstrong World Industries, Inc.	7,211	495,107
AZEK Co., Inc.(a)(b)	17,931	486,647
Builders FirstSource, Inc.(a)	23,475	2,224,726
Carlisle Cos., Inc.	8,301	1,791,771
Carrier Global Corp.	134,954	5,643,776
Fortune Brands Innovations, Inc.	20,551	1,329,444
Hayward Holdings, Inc.(a)	11,430	137,617
Lennox International, Inc.	5,157	1,453,810
Masco Corp.	36,370	1,946,159
Masterbrand, Inc.(a)	21,379	172,529
Owens Corning	15,057	1,608,238
Trane Technologies PLC	37,103	6,894,109
Trex Co., Inc.(a)(b)	17,852	975,790

		28,975,769

Capital Markets — 4.1%
Affiliated Managers Group, Inc.	6,063	875,376
Ameriprise Financial, Inc.	16,983	5,181,853
Ares Management Corp., Class A	24,758	2,168,553
Bank of New York Mellon Corp.	118,611	5,051,642

1

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Blue Owl Capital, Inc.	67,633	$761,548
Carlyle Group, Inc.	33,479	1,015,418
Cboe Global Markets, Inc.	17,090	2,387,473
Coinbase Global, Inc., Class A(a)(b)	25,777	1,386,545
Evercore, Inc., Class A	5,938	677,348
FactSet Research Systems, Inc.	6,127	2,522,425
Franklin Resources, Inc.	45,974	1,235,781
Interactive Brokers Group, Inc., Class A	14,989	1,166,894
Invesco Ltd.	60,408	1,034,789
Janus Henderson Group PLC	21,650	561,817
Jefferies Financial Group, Inc.	31,889	1,021,405
KKR & Co., Inc.	92,348	4,900,908
Lazard Ltd., Class A	13,177	412,440
LPL Financial Holdings, Inc.	12,851	2,683,803
MarketAxess Holdings, Inc.	5,954	1,895,575
Morningstar, Inc.	4,034	719,302
MSCI, Inc.	12,545	6,052,335
Nasdaq, Inc.	55,511	3,073,644
Northern Trust Corp.	33,185	2,593,740
Raymond James Financial, Inc.	31,429	2,845,267
Robinhood Markets, Inc., Class A(a)(b)	92,901	822,174
SEI Investments Co.	16,642	980,380
State Street Corp.	56,319	4,069,611
Stifel Financial Corp.	16,446	986,267
T Rowe Price Group, Inc.	35,525	3,990,523
Tradeweb Markets, Inc., Class A	17,382	1,223,867
Virtu Financial, Inc., Class A	15,018	301,111

		64,599,814

Chemicals — 3.1%
Albemarle Corp.	18,897	3,504,638
Ashland, Inc.	8,214	834,624
Axalta Coating Systems Ltd.(a)(b)	35,664	1,125,912
Celanese Corp.	17,483	1,857,394
CF Industries Holdings, Inc.	31,609	2,262,572
Chemours Co.	23,852	693,378
Corteva, Inc.	115,521	7,060,643
DuPont de Nemours, Inc.	74,061	5,163,533
Eastman Chemical Co.	19,306	1,626,917
Element Solutions, Inc.	35,888	651,367
FMC Corp.	20,334	2,512,876
Ginkgo Bioworks Holdings, Inc.(a)(b)	142,321	173,632
Huntsman Corp.	29,596	792,877
International Flavors & Fragrances, Inc.	41,150	3,989,904
LyondellBasell Industries NV, Class A	41,492	3,925,558
Mosaic Co.	54,903	2,352,593
NewMarket Corp.	928	370,829
Olin Corp.	20,092	1,113,097
PPG Industries, Inc.	38,049	5,336,753
RPM International, Inc.	20,491	1,680,877
Scotts Miracle-Gro Co.	6,513	435,133
Westlake Corp.	5,253	597,686

		48,062,793

Commercial Services & Supplies — 1.5%
Cintas Corp.	13,979	6,371,209
Clean Harbors, Inc.(a)	8,228	1,194,376
Copart, Inc.(a)	68,822	5,440,379
Driven Brands Holdings, Inc.(a)	9,755	299,479
MSA Safety, Inc.	5,994	777,721
Republic Services, Inc.	33,299	4,815,701
Ritchie Bros Auctioneers, Inc.	11,459	655,340

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	37,400	$1,580,150
Stericycle, Inc.(a)	14,590	666,034
Tetra Tech, Inc.	8,488	1,174,485

		22,974,874

Communications Equipment — 1.2%
Arista Networks, Inc.(a)	39,731	6,363,317
Ciena Corp.(a)	23,784	1,095,015
F5, Inc.(a)	9,611	1,291,334
Juniper Networks, Inc.	51,588	1,555,378
Lumentum Holdings, Inc.(a)	10,842	523,126
Motorola Solutions, Inc.	26,587	7,747,452
Ubiquiti, Inc.	660	153,483
Viasat, Inc.(a)(b)	11,687	409,396

		19,138,501

Construction & Engineering — 0.6%
AECOM	21,139	1,755,594
MasTec, Inc.(a)	9,876	877,088
MDU Resources Group, Inc.	32,674	954,734
Quanta Services, Inc.(b)	22,973	3,897,140
Valmont Industries, Inc.	3,396	986,742
WillScot Mobile Mini Holdings Corp.(a)	32,831	1,490,527

		9,961,825

Construction Materials — 0.5%
Eagle Materials, Inc.	5,818	862,286
Martin Marietta Materials, Inc.	10,041	3,646,891
Vulcan Materials Co.	21,375	3,743,190

		8,252,367

Consumer Finance — 0.7%
Ally Financial, Inc.	48,167	1,270,645
Credit Acceptance Corp.(a)(b)	1,068	522,786
Discover Financial Services	43,063	4,455,729
OneMain Holdings, Inc.	18,698	717,442
SLM Corp.	39,810	597,946
SoFi Technologies, Inc.(a)(b)	130,860	815,258
Synchrony Financial	71,484	2,109,493
Upstart Holdings, Inc.(a)(b)	11,004	152,956

		10,642,255

Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A	37,260	778,734
BJ’s Wholesale Club Holdings, Inc.(a)	21,629	1,651,807
Casey’s General Stores, Inc.	5,983	1,369,030
Dollar Tree, Inc.(a)	33,835	5,200,778
Grocery Outlet Holding Corp.(a)	14,478	431,155
Kroger Co.	105,880	5,148,944
Performance Food Group Co.(a)	24,548	1,538,914
U.S. Foods Holding Corp.(a)	32,575	1,250,880

		17,370,242

Containers & Packaging — 1.3%
Amcor PLC	238,821	2,619,866
AptarGroup, Inc.	10,569	1,252,532
Ardagh Group SA(a)	2,789	18,630
Ardagh Metal Packaging SA	24,125	98,430
Avery Dennison Corp.	13,144	2,293,365
Ball Corp.	49,788	2,647,726
Berry Global Group, Inc.	19,933	1,152,327
Crown Holdings, Inc.	18,580	1,593,792
Graphic Packaging Holding Co.	49,366	1,217,366
International Paper Co.	57,337	1,898,428
Packaging Corp. of America	14,731	1,992,515

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sealed Air Corp.	23,535	$1,129,445
Silgan Holdings, Inc.	13,681	673,926
Sonoco Products Co.	15,748	954,644
Westrock Co.	40,912	1,224,496

		20,767,488

Distributors — 0.5%
Genuine Parts Co.	22,415	3,772,669
LKQ Corp.	40,355	2,329,694
Pool Corp.	6,142	2,157,807

		8,260,170

Diversified Consumer Services — 0.3%
ADT, Inc.	33,811	226,534
Bright Horizons Family Solutions, Inc.(a)	9,357	712,255
Grand Canyon Education, Inc.(a)	4,879	579,137
H&R Block, Inc.	24,727	838,493
Mister Car Wash, Inc.(a)	13,579	119,767
Service Corp. International	24,144	1,694,667

		4,170,853

Diversified REITs — 0.2%
WP Carey, Inc.	33,702	2,500,688

Diversified Telecommunication Services(a) — 0.1%
Frontier Communications Parent, Inc.	39,683	894,455
Lumen Technologies, Inc.	163,218	386,826

		1,281,281

Electric Utilities — 2.8%
Alliant Energy Corp.	40,479	2,232,012
Avangrid, Inc.	11,464	461,541
Constellation Energy Corp.	52,728	4,081,147
Edison International	60,709	4,468,182
Entergy Corp.	32,778	3,526,257
Evergy, Inc.	35,891	2,229,190
Eversource Energy	55,645	4,318,608
FirstEnergy Corp.	87,680	3,489,664
Hawaiian Electric Industries, Inc.	17,713	694,527
IDACORP, Inc.	8,150	905,628
NRG Energy, Inc.	33,933	1,159,491
OGE Energy Corp.	32,234	1,210,064
PG&E Corp.(a)(b)	265,841	4,548,540
Pinnacle West Capital Corp.	18,223	1,429,777
PPL Corp.	118,994	3,417,508
Xcel Energy, Inc.	88,065	6,156,624

		44,328,760

Electrical Equipment — 1.3%
Acuity Brands, Inc.	5,201	818,533
AMETEK, Inc.	37,204	5,131,548
ChargePoint Holdings, Inc.(a)(b)	40,775	353,519
Generac Holdings, Inc.(a)	10,068	1,029,151
Hubbell, Inc.	8,644	2,328,002
nVent Electric PLC	26,665	1,118,063
Plug Power, Inc.(a)(b)	84,332	761,518
Regal Rexnord Corp.	10,532	1,370,845
Rockwell Automation, Inc.	18,546	5,256,122
Sensata Technologies Holding PLC	24,407	1,060,484
Sunrun, Inc.(a)(b)	33,944	714,182
Vertiv Holdings Co.	49,553	739,331

		20,681,298

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	94,568	7,137,047

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.(a)	9,752	$1,115,921
Avnet, Inc.	14,476	597,280
CDW Corp.	21,830	3,702,150
Cognex Corp.	28,048	1,337,609
Coherent Corp.(a)	19,333	660,029
Corning, Inc.	118,794	3,946,337
IPG Photonics Corp.(a)	5,190	596,746
Jabil, Inc.	20,924	1,635,211
Keysight Technologies, Inc.(a)	28,939	4,185,737
Littelfuse, Inc.	3,909	946,916
National Instruments Corp.	21,111	1,229,294
TD SYNNEX Corp.	7,465	664,684
Teledyne Technologies, Inc.(a)	7,476	3,098,054
Trimble, Inc.(a)	39,745	1,871,989
Vontier Corp.	25,719	697,756
Zebra Technologies Corp., Class A(a)	8,330	2,399,290

		35,822,050

Energy Equipment & Services — 0.7%
Baker Hughes Co.	152,064	4,446,352
Halliburton Co.	145,075	4,751,206
NOV, Inc.	63,179	1,058,248

		10,255,806

Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	82,273	452,501
Electronic Arts, Inc.	44,130	5,616,866
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,400	220,252
Liberty Media Corp.-Liberty Formula One, Class C(a)	32,393	2,338,451
Live Nation Entertainment, Inc.(a)	25,174	1,706,294
Madison Square Garden Sports Corp.	3,018	605,109
Playtika Holding Corp.(a)	14,418	144,180
ROBLOX Corp., Class A(a)	72,230	2,571,388
Roku, Inc.(a)(b)	19,656	1,104,864
Spotify Technology SA(a)	22,600	3,019,360
Take-Two Interactive Software, Inc.(a)	26,683	3,316,430
Warner Bros Discovery, Inc., Class A(a)	380,906	5,184,131
World Wrestling Entertainment, Inc., Class A	7,002	750,404

		27,030,230

Financial Services — 1.4%
Affirm Holdings, Inc.(a)(b)	36,128	356,222
Apollo Global Management, Inc.	78,079	4,949,428
Equitable Holdings, Inc.	59,500	1,546,405
Euronet Worldwide, Inc.(a)(b)	7,661	848,379
FleetCor Technologies, Inc.(a)	11,591	2,479,547
Global Payments, Inc.	42,158	4,751,628
Jack Henry & Associates, Inc.	11,716	1,913,692
MGIC Investment Corp.	47,014	699,098
Rocket Cos., Inc., Class A(a)	19,111	170,279
Shift4 Payments, Inc., Class A(a)(b)	8,164	553,274
TFS Financial Corp.	7,886	94,947
Toast, Inc., Class A(a)(b)	41,268	751,078
UWM Holdings Corp.	14,183	85,098
Voya Financial, Inc.	15,710	1,201,501
Western Union Co.	48,164	526,433
WEX, Inc.(a)	7,024	1,245,706

		22,172,715

Food Products — 2.2%
Bunge Ltd.	22,331	2,090,182
Campbell Soup Co.	31,294	1,699,264
Conagra Brands, Inc.	75,996	2,884,808
Darling Ingredients, Inc.(a)	25,828	1,538,574

3

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Flowers Foods, Inc.	30,403	$836,387
Freshpet, Inc.(a)(b)	7,429	512,378
Hershey Co.	23,568	6,435,478
Hormel Foods Corp.	46,027	1,861,332
Ingredion, Inc.	10,586	1,123,916
J M Smucker Co.	16,642	2,569,691
Kellogg Co.	41,163	2,871,942
Lamb Weston Holdings, Inc.	23,267	2,601,483
McCormick & Co., Inc.	40,473	3,555,553
Pilgrim’s Pride Corp.(a)	7,712	175,911
Post Holdings, Inc.(a)	8,707	787,896
Seaboard Corp.	40	157,643
Tyson Foods, Inc., Class A	45,359	2,834,484

		34,536,922

Gas Utilities — 0.3%
Atmos Energy Corp.	22,943	2,618,714
National Fuel Gas Co.	14,221	794,954
UGI Corp.	33,794	1,144,941

		4,558,609

Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)	4,146	732,474
Hertz Global Holdings, Inc.(a)(b)	30,054	501,301
JB Hunt Transport Services, Inc.	13,305	2,332,233
Knight-Swift Transportation Holdings, Inc.	25,182	1,418,250
Landstar System, Inc.	5,765	1,014,813
Lyft, Inc., Class A(a)	52,387	536,967
Old Dominion Freight Line, Inc.	16,038	5,138,415
RXO, Inc.(a)	18,161	328,532
Ryder System, Inc.	7,914	626,472
Schneider National, Inc., Class B	8,698	227,627
U-Haul Holding Co.	14,643	802,313
XPO, Inc.(a)	16,295	719,913

		14,379,310

Health Care Equipment & Supplies — 3.4%
Align Technology, Inc.(a)	12,668	4,120,900
Cooper Cos., Inc.	7,843	2,991,712
Dentsply Sirona, Inc.	34,504	1,446,753
Dexcom, Inc.(a)(b)	62,235	7,551,595
Enovis Corp.(a)	8,059	469,437
Envista Holdings Corp.(a)	26,307	1,012,556
Globus Medical, Inc., Class A(a)	12,442	723,378
Hologic, Inc.(a)	39,166	3,368,668
ICU Medical, Inc.(a)(b)	3,283	620,947
IDEXX Laboratories, Inc.(a)	13,272	6,531,947
Insulet Corp.(a)(b)	11,114	3,534,697
Integra LifeSciences Holdings Corp.(a)	11,797	652,610
Masimo Corp.(a)(b)	7,658	1,448,434
Novocure Ltd.(a)(b)	16,689	1,099,805
Penumbra, Inc.(a)	5,756	1,635,395
QuidelOrtho Corp.(a)	7,931	713,393
ResMed, Inc.	23,329	5,621,356
STERIS PLC	16,111	3,037,729
Tandem Diabetes Care, Inc.(a)	10,424	412,582
Teleflex, Inc.	7,536	2,053,711
Zimmer Biomet Holdings, Inc.	33,874	4,689,516

		53,737,121

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)	14,387	1,040,036
Agilon Health, Inc.(a)(b)	30,671	744,385
Amedisys, Inc.(a)	5,090	408,727
AmerisourceBergen Corp.	26,324	4,392,159

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health, Inc.	41,722	$3,425,376
Chemed Corp.	2,358	1,299,848
DaVita, Inc.(a)	9,041	816,945
Encompass Health Corp.	15,839	1,016,072
Enhabit, Inc.(a)(b)	8,003	98,037
Guardant Health, Inc.(a)	15,513	349,973
Henry Schein, Inc.(a)(b)	21,716	1,754,870
Laboratory Corp. of America Holdings	14,297	3,241,273
Molina Healthcare, Inc.(a)	9,247	2,754,589
Oak Street Health, Inc.(a)	18,842	734,273
Premier, Inc., Class A	19,211	640,303
Quest Diagnostics, Inc.	18,072	2,508,574
Tenet Healthcare Corp.(a)	17,175	1,259,271
Universal Health Services, Inc., Class B	10,015	1,505,755

		27,990,466

Health Care REITs — 0.9%
Healthcare Realty Trust, Inc.	61,202	1,210,576
Healthpeak Properties, Inc.	88,220	1,938,193
Medical Properties Trust, Inc.	96,386	845,305
Omega Healthcare Investors, Inc.	37,972	1,016,131
Ventas, Inc.	64,457	3,097,159
Welltower, Inc.	76,386	6,051,299

		14,158,663

Health Care Technology(a) — 0.4%
Certara, Inc.(b)	19,040	460,197
Definitive Healthcare Corp.	5,146	55,062
Doximity, Inc., Class A(b)	17,794	653,929
Teladoc Health, Inc.(b)	26,164	694,131
Veeva Systems, Inc., Class A	22,498	4,028,942

		5,892,261

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	113,642	1,837,591
Park Hotels & Resorts, Inc.	36,053	434,439

		2,272,030

Hotels, Restaurants & Leisure — 3.7%
Aramark	38,045	1,320,161
Boyd Gaming Corp.	12,396	860,282
Caesars Entertainment, Inc.(a)	33,118	1,499,914
Carnival Corp.(a)	157,485	1,450,437
Chipotle Mexican Grill, Inc.(a)	4,441	9,182,300
Choice Hotels International, Inc.	5,120	652,902
Churchill Downs, Inc.	5,758	1,684,388
Darden Restaurants, Inc.	19,764	3,002,745
Domino’s Pizza, Inc.	5,695	1,807,992
DoorDash, Inc., Class A(a)(b)	40,346	2,468,772
DraftKings, Inc., Class A(a)(b)	57,179	1,252,792
Expedia Group, Inc.(a)	24,076	2,262,181
Hilton Worldwide Holdings, Inc.	42,422	6,109,616
Hyatt Hotels Corp., Class A(a)(b)	7,678	877,595
Las Vegas Sands Corp.(a)	53,401	3,409,654
Marriott Vacations Worldwide Corp.	6,071	816,914
MGM Resorts International(a)	51,067	2,293,930
Norwegian Cruise Line Holdings Ltd.(a)	67,732	904,222
Penn Entertainment, Inc.(a)(b)	25,119	748,295
Planet Fitness, Inc., Class A(a)	13,484	1,121,060
Royal Caribbean Cruises Ltd.(a)	35,559	2,326,625
Six Flags Entertainment Corp.(a)	11,832	287,163
Travel & Leisure Co.	12,695	485,838
Vail Resorts, Inc.	6,493	1,561,696
Wendy’s Co.	27,147	599,949
Wyndham Hotels & Resorts, Inc.	14,049	958,423

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.(a)	16,731	$1,912,019
Yum! Brands, Inc.	45,533	6,401,029

		58,258,894

Household Durables — 1.6%
D.R. Horton, Inc.	50,944	5,594,670
Garmin Ltd.	24,889	2,443,353
Leggett & Platt, Inc.	21,181	684,358
Lennar Corp., B Shares	2,508	245,333
Lennar Corp., Class A	40,488	4,567,451
Mohawk Industries, Inc.(a)	8,536	903,962
Newell Brands, Inc.	61,359	745,512
NVR, Inc.(a)	472	2,756,480
PulteGroup, Inc.	36,591	2,457,086
Tempur Sealy International, Inc.	26,750	1,002,322
Toll Brothers, Inc.	17,626	1,126,478
TopBuild Corp.(a)	5,158	1,163,026
Whirlpool Corp.	8,610	1,201,870

		24,891,901

Household Products — 0.5%
Church & Dwight Co., Inc.	39,203	3,807,395
Clorox Co.	19,895	3,295,010
Reynolds Consumer Products, Inc.	8,665	242,880
Spectrum Brands Holdings, Inc.	6,343	421,810

		7,767,095

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	107,710	2,548,419
Brookfield Renewable Corp., Class A	20,800	694,928
Vistra Corp.	63,419	1,513,177

		4,756,524

Industrial REITs — 0.3%
Americold Realty Trust, Inc.	43,386	1,283,792
EastGroup Properties, Inc.	6,642	1,106,292
First Industrial Realty Trust, Inc.	21,267	1,115,879
Rexford Industrial Realty, Inc.	31,561	1,760,157

		5,266,120

Insurance — 4.6%
Aflac, Inc.	98,520	6,881,622
Allstate Corp.	42,681	4,940,752
American Financial Group, Inc.	10,711	1,314,561
Arch Capital Group Ltd.(a)	57,182	4,292,653
Arthur J Gallagher & Co.	33,595	6,989,776
Assurant, Inc.	8,470	1,042,911
Assured Guaranty Ltd.	9,169	493,934
Axis Capital Holdings Ltd.	12,668	716,249
Brighthouse Financial, Inc.(a)	10,923	482,797
Brown & Brown, Inc.	38,164	2,457,380
Cincinnati Financial Corp.	24,750	2,634,390
CNA Financial Corp.	4,427	172,255
Erie Indemnity Co., Class A	4,058	881,925
Everest Re Group Ltd.	6,282	2,374,596
F&G Annuities & Life, Inc.	2,955	54,165
Fidelity National Financial, Inc.	41,930	1,488,096
First American Financial Corp.	16,026	923,258
Globe Life, Inc.	14,514	1,575,059
Hanover Insurance Group, Inc.	5,753	687,829
Hartford Financial Services Group, Inc.	51,262	3,639,089
Kemper Corp.	10,379	504,938
Lincoln National Corp.	27,746	602,921
Loews Corp.	31,276	1,800,559

Security	Shares	Value

Insurance (continued)
Markel Corp.(a)	2,127	$2,910,863
Old Republic International Corp.	45,067	1,138,843
Primerica, Inc.	5,926	1,081,554
Principal Financial Group, Inc.	39,094	2,919,931
Prudential Financial, Inc.	59,463	5,173,281
Reinsurance Group of America, Inc.	10,786	1,535,063
RenaissanceRe Holdings Ltd	6,949	1,496,884
Ryan Specialty Holdings, Inc.(a)	13,302	543,520
Unum Group	31,919	1,346,982
W.R. Berkley Corp.	33,266	1,960,033
White Mountains Insurance Group Ltd.(b)	398	569,992
Willis Towers Watson PLC	17,380	4,025,208

		71,653,869

Interactive Media & Services(a) — 0.4%
IAC, Inc.	12,234	633,354
Match Group, Inc.	44,994	1,660,279
Pinterest, Inc., Class A(b)	95,891	2,205,493
TripAdvisor, Inc.	16,518	292,864
ZoomInfo Technologies, Inc., CLass A	44,425	973,352

		5,765,342

IT Services — 1.7%
Akamai Technologies, Inc.(a)	25,007	2,049,824
Amdocs Ltd.	19,230	1,754,738
Cloudflare, Inc., Class A(a)	45,658	2,148,209
DXC Technology Co.(a)	37,234	888,031
EPAM Systems, Inc.(a)	8,861	2,502,701
Gartner, Inc.(a)	12,392	3,748,084
Globant SA(a)	6,582	1,032,518
GoDaddy, Inc., Class A(a)	25,261	1,911,752
Kyndryl Holdings, Inc.(a)	32,978	476,862
MongoDB, Inc.(a)(b)	10,706	2,569,012
Okta, Inc.(a)	24,421	1,673,571
Thoughtworks Holding, Inc.(a)	13,773	85,806
Twilio, Inc., Class A(a)(b)	28,120	1,479,393
VeriSign, Inc.(a)	14,980	3,322,564
Wix.com Ltd.(a)(b)	8,944	780,185

		26,423,250

Leisure Products — 0.3%
Brunswick Corp.	11,697	991,788
Hasbro, Inc	21,212	1,256,175
Mattel, Inc.(a)(b)	56,829	1,022,922
Peloton Interactive, Inc., Class A(a)	49,669	441,061
Polaris, Inc.	8,905	967,528
YETI Holdings, Inc.(a)	13,729	541,609

		5,221,083

Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A(a)	14,943	783,461
Agilent Technologies, Inc.	47,766	6,468,949
Avantor, Inc.(a)(b)	98,451	1,917,825
Azenta, Inc.(a)	11,789	512,704
Bio-Rad Laboratories, Inc., Class A(a)	3,451	1,555,676
Bio-Techne Corp.	25,116	2,006,266
Bruker Corp.	17,267	1,366,338
Charles River Laboratories International, Inc.(a)	8,139	1,547,387
IQVIA Holdings, Inc.(a)	29,956	5,638,618
Maravai LifeSciences Holdings, Inc., Class A(a)	18,001	248,234
Mettler-Toledo International, Inc.(a)	3,551	5,296,317
PerkinElmer, Inc.	20,363	2,657,168
QIAGEN NV(a)(b)	36,435	1,625,365
Repligen Corp.(a)	8,927	1,353,601

5

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Sotera Health Co.(a)(b)	15,853	$265,855
Syneos Health, Inc.(a)	16,701	655,681
Waters Corp.(a)	9,536	2,864,233
West Pharmaceutical Services, Inc.	11,955	4,318,624

		41,082,302

Machinery — 4.2%
AGCO Corp.	10,019	1,241,755
Allison Transmission Holdings, Inc.	15,013	732,484
Crane Co.(a)	7,488	539,660
Crane NXT Co.	7,488	354,632
Cummins, Inc.	22,757	5,348,805
Donaldson Co., Inc.	19,635	1,247,804
Dover Corp.	22,615	3,305,409
Esab Corp.	9,062	528,858
Flowserve Corp.	21,201	707,901
Fortive Corp.	57,171	3,606,918
Gates Industrial Corp. PLC(a)	16,799	226,283
Graco, Inc.	27,093	2,148,204
IDEX Corp.	12,264	2,530,309
Ingersoll Rand, Inc.	65,585	3,739,657
ITT, Inc.	13,478	1,138,082
Lincoln Electric Holdings, Inc.	9,043	1,517,415
Middleby Corp.(a)	8,631	1,215,935
Nordson Corp.	9,233	1,997,190
Oshkosh Corp.	10,651	815,015
Otis Worldwide Corp.	67,320	5,742,396
PACCAR, Inc.	82,636	6,172,083
Parker-Hannifin Corp.	20,666	6,713,970
Pentair PLC	26,560	1,542,605
Snap-on, Inc.	8,488	2,201,872
Stanley Black & Decker, Inc.	23,839	2,058,259
Timken Co.	9,938	763,735
Toro Co.	16,845	1,756,260
Westinghouse Air Brake Technologies Corp.	29,225	2,854,406
Xylem, Inc.	28,919	3,002,949

		65,750,851

Marine Transportation — 0.0%
Kirby Corp.(a)	9,726	698,716

Media — 1.4%
Altice USA, Inc., Class A(a)	34,654	121,289
Cable One, Inc.	941	713,664
DISH Network Corp., Class A(a)(b)	39,886	299,544
Fox Corp., Class A	47,309	1,573,497
Fox Corp., Class B	22,673	692,433
Interpublic Group of Cos., Inc.	62,642	2,238,199
Liberty Broadband Corp., Class A(a)	2,963	250,462
Liberty Broadband Corp., Class C(a)	19,247	1,631,761
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	11,947	335,711
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	24,637	688,358
New York Times Co., Class A	26,242	1,043,119
News Corp., Class A	61,358	1,080,514
News Corp., Class B	19,502	346,161
Nexstar Media Group, Inc., Class A	5,858	1,016,070
Omnicom Group, Inc.	32,395	2,934,015
Paramount Global, Class A(b)	1,521	40,246
Paramount Global, Class B	93,103	2,172,093
Sirius XM Holdings, Inc.(b)	114,638	435,624
Trade Desk, Inc., Class A(a)	70,853	4,558,682

		22,171,442

Metals & Mining — 1.1%
Alcoa Corp.	28,537	1,059,864

Security	Shares	Value

Metals & Mining (continued)
Cleveland-Cliffs, Inc.(a)	82,488	$1,268,666
MP Materials Corp.(a)	14,443	312,980
Nucor Corp.	41,402	6,134,948
Reliance Steel & Aluminum Co.	9,427	2,336,011
Royal Gold, Inc.	10,578	1,400,950
SSR Mining, Inc.	32,792	469,581
Steel Dynamics, Inc.	26,876	2,793,760
U.S. Steel Corp.	36,952	845,462

		16,622,222

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	92,359	915,278
Annaly Capital Management, Inc.	75,449	1,507,471
Rithm Capital Corp.	68,915	562,346
Starwood Property Trust, Inc.	46,495	831,796

		3,816,891

Multi-Utilities — 2.0%
Ameren Corp.	41,557	3,697,326
CenterPoint Energy, Inc.	101,734	3,099,835
CMS Energy Corp.	46,745	2,910,344
Consolidated Edison, Inc.	57,306	5,642,922
DTE Energy Co.	31,149	3,501,459
NiSource, Inc.	65,187	1,855,222
Public Service Enterprise Group, Inc.	80,403	5,081,469
WEC Energy Group, Inc.	50,958	4,900,631

		30,689,208

Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.	27,737	3,444,381
Boston Properties, Inc.	25,300	1,350,008
Cousins Properties, Inc.	23,999	523,418
Douglas Emmett, Inc.	27,681	356,531
Highwoods Properties, Inc.	16,462	377,309
Hudson Pacific Properties, Inc.	22,722	126,335
JBG SMITH Properties	17,281	246,600
Kilroy Realty Corp.	18,992	555,326
SL Green Realty Corp.	10,093	238,901
Vornado Realty Trust	28,087	421,586

		7,640,395

Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	53,524	575,918
Antero Resources Corp.(a)(b)	45,786	1,052,620
APA Corp.	51,718	1,905,808
Cheniere Energy, Inc.	40,191	6,149,223
Chesapeake Energy Corp.	19,549	1,616,311
Coterra Energy, Inc.	126,706	3,243,674
Devon Energy Corp.	105,027	5,611,593
Diamondback Energy, Inc.	28,907	4,110,575
DT Midstream, Inc.(a)	15,740	775,510
Enviva, Inc.	4,951	106,447
EQT Corp.	59,160	2,061,134
Hess Corp.	45,468	6,595,588
HF Sinclair Corp.	21,805	961,819
Marathon Oil Corp.	102,205	2,469,273
New Fortress Energy, Inc.	8,810	266,855
ONEOK, Inc.	71,774	4,694,737
Ovintiv, Inc.	39,627	1,429,742
PDC Energy, Inc.	14,208	924,230
Phillips 66	75,286	7,453,314
Range Resources Corp.	38,057	1,006,608
Southwestern Energy Co.(a)	178,085	924,261
Targa Resources Corp.	36,477	2,755,108
Texas Pacific Land Corp.	924	1,365,349

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Vitesse Energy, Inc.	3,923	$72,183
Williams Cos., Inc.	196,685	5,951,688

		64,079,568

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	11,314	675,898

Passenger Airlines — 0.8%
Alaska Air Group, Inc.(a)	20,048	871,286
American Airlines Group, Inc.(a)	104,261	1,422,120
Copa Holdings SA, Class A(b)	4,640	419,085
Delta Air Lines, Inc.(a)	103,351	3,545,973
JetBlue Airways Corp.(a)	51,877	370,402
Southwest Airlines Co.	95,615	2,896,178
United Airlines Holdings, Inc.(a)(b)	52,658	2,306,420

		11,831,464

Personal Care Products(a) — 0.0%
Coty, Inc., Class A	57,197	678,929
Olaplex Holdings, Inc.(b)	20,106	74,392

		753,321

Pharmaceuticals — 0.6%
Catalent, Inc.(a)	28,887	1,447,816
Elanco Animal Health, Inc.(a)	70,885	671,281
Jazz Pharmaceuticals PLC(a)	9,938	1,395,991
Organon & Co.	41,100	1,012,293
Perrigo Co. PLC	21,799	810,705
Royalty Pharma PLC, Class A	60,044	2,110,547
Viatris, Inc.	195,622	1,825,153

		9,273,786

Professional Services — 3.0%
Booz Allen Hamilton Holding Corp., Class A	21,192	2,028,498
Broadridge Financial Solutions, Inc.	18,838	2,739,234
CACI International, Inc., Class A(a)	3,739	1,171,503
Ceridian HCM Holding, Inc.(a)(b)	22,090	1,402,273
Clarivate PLC(a)	75,145	665,785
Concentrix Corp.	6,906	666,498
CoStar Group, Inc.(a)	65,123	5,011,215
Dun & Bradstreet Holdings, Inc.	40,022	447,046
Equifax, Inc.	19,624	4,089,249
FTI Consulting, Inc.(a)	5,441	982,100
Genpact Ltd.	28,739	1,280,322
Jacobs Solutions, Inc.	20,349	2,349,496
KBR, Inc.	21,997	1,247,890
Leidos Holdings, Inc.	21,990	2,050,787
ManpowerGroup, Inc.	8,196	620,519
Paychex, Inc.	52,086	5,722,168
Paycom Software, Inc.(a)	8,265	2,399,908
Paycor HCM, Inc.(a)	9,717	228,350
Paylocity Holding Corp.(a)	6,422	1,241,308
Robert Half International, Inc.	17,020	1,242,460
Science Applications International Corp.	8,893	907,353
SS&C Technologies Holdings, Inc.	35,618	2,085,078
TransUnion	31,068	2,137,789
Verisk Analytics, Inc.	25,080	4,868,279

		47,585,108

Real Estate Management & Development(a) — 0.4%
CBRE Group, Inc., Class A	50,893	3,901,457
Howard Hughes Corp.	5,925	458,417
Jones Lang LaSalle, Inc.	7,713	1,072,416
Opendoor Technologies, Inc.	75,561	104,274

Security	Shares	Value

Real Estate Management & Development (continued)
WeWork, Inc., Class A(b)	37,485	$15,800
Zillow Group, Inc., Class A	8,970	383,737
Zillow Group, Inc., Class C(b)	25,480	1,109,399

		7,045,500

Residential REITs — 1.7%
American Homes 4 Rent, Class A	49,686	1,652,557
Apartment Income REIT Corp.	23,831	881,271
AvalonBay Communities, Inc.	22,552	4,067,704
Camden Property Trust	16,643	1,831,562
Equity LifeStyle Properties, Inc.	28,670	1,975,363
Equity Residential	59,792	3,781,844
Essex Property Trust, Inc.	10,347	2,273,546
Invitation Homes, Inc.	98,526	3,287,813
Mid-America Apartment Communities, Inc.	18,535	2,850,683
Sun Communities, Inc.	19,640	2,728,585
UDR, Inc.	52,922	2,187,266

		27,518,194

Retail REITs — 1.3%
Brixmor Property Group, Inc.	48,221	1,028,554
Federal Realty Investment Trust	12,956	1,281,219
Kimco Realty Corp.	97,503	1,871,083
National Retail Properties, Inc.	29,293	1,274,245
Realty Income Corp.	101,339	6,368,143
Regency Centers Corp.	27,529	1,691,106
Simon Property Group, Inc.	52,673	5,968,904
Spirit Realty Capital, Inc.	22,549	867,235

		20,350,489

Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(a)(b)	10,802	386,388
Cirrus Logic, Inc.(a)	8,872	761,129
Enphase Energy, Inc.(a)	21,132	3,469,874
Entegris, Inc.	23,958	1,794,933
First Solar, Inc.(a)	17,149	3,131,064
GLOBALFOUNDRIES, Inc.(a)(b)	10,094	593,527
Lattice Semiconductor Corp.(a)(b)	21,905	1,745,829
Microchip Technology, Inc.	85,950	6,273,490
MKS Instruments, Inc.	9,303	780,243
Monolithic Power Systems, Inc.	7,401	3,419,040
ON Semiconductor Corp.(a)	70,052	5,040,942
Qorvo, Inc.(a)	16,098	1,482,304
Skyworks Solutions, Inc.	25,605	2,711,569
Teradyne, Inc.	25,283	2,310,361
Universal Display Corp.	7,017	936,489
Wolfspeed, Inc.(a)	19,877	925,274

		35,762,456

Software — 5.1%
Alteryx, Inc., Class A(a)	9,736	400,442
ANSYS, Inc.(a)(b)	14,043	4,408,379
AppLovin Corp., Class A(a)(b)	34,837	592,229
Aspen Technology, Inc.(a)	4,358	771,366
Bentley Systems, Inc., Class B(b)	27,215	1,158,270
Bills Holdings, Inc.(a)	15,963	1,226,118
Black Knight, Inc.(a)	24,947	1,363,104
Cadence Design Systems, Inc.(a)	44,053	9,226,901
CCC Intelligent Solutions Holdings, Inc.(a)(b)	27,356	237,450
Confluent, Inc., Class A(a)(b)	19,772	434,984
Crowdstrike Holdings, Inc., Class A(a)(b)	34,777	4,174,979
Datadog, Inc., Class A(a)(b)	42,865	2,888,244
DocuSign, Inc.(a)	31,892	1,576,740

7

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dolby Laboratories, Inc., Class A	9,714	$812,965
DoubleVerify Holdings, Inc.(a)	13,727	403,848
Dropbox, Inc., Class A(a)	43,436	883,488
Dynatrace, Inc.(a)	34,973	1,478,658
Elastic NV(a)	12,318	705,206
Fair Isaac Corp.(a)	3,920	2,853,564
Five9, Inc.(a)	11,359	736,518
Fortinet, Inc.(a)	104,196	6,569,558
Gen Digital, Inc.	89,052	1,573,549
Guidewire Software, Inc.(a)	13,245	1,009,137
HubSpot, Inc.(a)	7,475	3,146,601
Informatica, Inc., Class A(a)(b)	6,035	93,301
Jamf Holding Corp.(a)	10,550	199,606
Manhattan Associates, Inc.(a)	10,015	1,659,285
nCino, Inc.(a)(b)	11,350	280,686
NCR Corp.(a)(b)	20,560	458,282
New Relic, Inc.(a)	8,605	614,999
Nutanix, Inc., Class A(a)	37,167	891,265
Palantir Technologies, Inc., Class A(a)(b)	297,004	2,301,781
Pegasystems, Inc	6,517	297,306
Procore Technologies, Inc.(a)(b)	11,598	619,449
PTC, Inc.(a)	17,190	2,162,330
RingCentral, Inc., Class A(a)	13,990	385,564
SentinelOne, Inc., Class A(a)	31,071	499,311
Smartsheet, Inc., Class A(a)	20,576	840,941
Splunk, Inc.(a)(b)	26,269	2,265,439
Synopsys, Inc.(a)	24,620	9,141,898
Teradata Corp.(a)	16,290	630,586
Tyler Technologies, Inc.(a)	6,643	2,517,896
UiPath, Inc., Class A(a)(b)	60,941	858,049
Unity Software, Inc.(a)(b)	39,504	1,065,423
Zoom Video Communications, Inc., Class A(a)(b)	40,211	2,470,162
Zscaler, Inc.(a)(b)	13,624	1,227,522

		80,113,379

Specialized REITs — 1.8%
CubeSmart	35,904	1,633,273
EPR Properties	11,773	493,995
Extra Space Storage, Inc.	21,392	3,252,439
Gaming and Leisure Properties, Inc.	39,414	2,049,528
Iron Mountain, Inc.	46,601	2,574,239
Lamar Advertising Co., Class A	13,957	1,474,976
Life Storage, Inc.	13,579	1,824,746
National Storage Affiliates Trust	13,514	520,965
Rayonier, Inc.	23,661	742,009
SBA Communications Corp.	17,219	4,492,265
VICI Properties, Inc.	161,881	5,494,241
Weyerhaeuser Co.	118,813	3,553,697

		28,106,373

Specialty Retail — 3.4%
Advance Auto Parts, Inc.	9,567	1,200,945
AutoNation, Inc.(a)	5,486	722,506
AutoZone, Inc.(a)	3,026	8,059,176
Bath & Body Works, Inc.	36,933	1,296,348
Best Buy Co., Inc.	32,004	2,384,938
Burlington Stores, Inc.(a)	10,482	2,021,034
CarMax, Inc.(a)(b)	25,487	1,784,855
Carvana Co.(a)(b)	16,871	117,085
Dick’s Sporting Goods, Inc.	8,581	1,244,331
Five Below, Inc.(a)	8,810	1,738,742

Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings, Inc., Class A(a)(b)	16,661	$1,655,104
GameStop Corp., Class A(a)(b)	43,426	837,688
Gap, Inc.	30,743	295,133
Leslie’s, Inc.(a)(b)	28,034	304,169
Lithia Motors, Inc.	4,389	969,486
O’Reilly Automotive, Inc.(a)	10,013	9,185,025
Penske Automotive Group, Inc.(b)	4,106	569,009
Petco Health & Wellness Co., Inc.(a)	13,018	129,659
RH(a)(b)	3,026	772,023
Ross Stores, Inc.	55,052	5,875,700
Tractor Supply Co.	17,829	4,250,434
Ulta Beauty, Inc.(a)	8,137	4,486,986
Valvoline, Inc.	28,147	972,479
Victoria’s Secret & Co.(a)	12,913	400,432
Wayfair, Inc., Class A(a)(b)	12,908	449,586
Williams-Sonoma, Inc.	10,695	1,294,523

		53,017,396

Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies, Inc., Class C	38,150	1,659,144
Hewlett Packard Enterprise Co.	207,532	2,971,858
HP, Inc.	158,664	4,713,907
NetApp, Inc.	35,082	2,206,307
Pure Storage, Inc., Class A(a)	45,602	1,041,094
Western Digital Corp.(a)	51,032	1,757,542

		14,349,852

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	19,990	829,585
Carter’s, Inc.	5,938	414,294
Columbia Sportswear Co	5,709	476,930
Deckers Outdoor Corp.(a)	4,251	2,037,674
Hanesbrands, Inc.(a)	56,924	298,282
Lululemon Athletica, Inc.(a)	18,034	6,851,658
PVH Corp.	10,327	886,160
Ralph Lauren Corp.	6,585	755,892
Skechers USA, Inc., Class A(a)(b)	21,624	1,150,181
Tapestry, Inc.	38,547	1,573,103
Under Armour, Inc., Class A(a)	30,230	268,140
Under Armour, Inc., Class C(a)	32,337	259,989
VF Corp.	56,436	1,326,810

		17,128,698

Trading Companies & Distributors — 1.3%
Air Lease Corp.	16,930	680,925
Core & Main, Inc., Class A(a)(b)	11,615	302,687
Fastenal Co.	92,945	5,004,159
MSC Industrial Direct Co., Inc., Class A	7,537	683,832
SiteOne Landscape Supply, Inc.(a)(b)	7,198	1,063,432
United Rentals, Inc.	11,275	4,071,515
Univar Solutions, Inc.(a)	26,034	924,207
W.W.Grainger, Inc.	7,275	5,060,272
Watsco, Inc.	5,295	1,834,082
WESCO International, Inc.	7,205	1,037,520

		20,662,631

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.4%
American Water Works Co., Inc.	31,155	$4,618,729
Essential Utilities, Inc.	37,355	1,595,058

		6,213,787

Total Common Stocks — 98.5% (Cost: $1,130,500,663)		1,549,136,366

Investment Companies

Equity Funds — 1.1%
iShares Russell Mid-Cap ETF(c)	250,491	17,414,134

Total Investment Companies — 1.1% (Cost: $17,291,910)		17,414,134

Total Long-Term Investments — 99.6% (Cost: $1,147,792,573)		1,566,550,500

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(c)(d)(e)	72,911,286	72,933,159
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	7,685,566	7,685,566

Total Short-Term Securities — 5.1% (Cost: $80,620,365)		80,618,725

Total Investments — 104.7% (Cost: $1,228,412,938)		1,647,169,225
Liabilities in Excess of Other Assets — (4.7)%		(73,207,104)

Net Assets — 100.0%		$1,573,962,121

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$74,908,758	$—	$(2,000,881	)(a)	$27,423	$(2,141)	$72,933,159	72,911,286	$617,490	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,934,737	—	(2,249,171	)(a)	—	—	7,685,566	7,685,566	228,843		—
iShares Russell Mid-Cap ETF	17,487,894	116,466,106	(116,581,759)		1,058,561	(1,016,668)	17,414,134	250,491	217,312		—

					$1,085,984	$(1,018,809)	$98,032,859		$1,063,645		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	7	06/16/23	$1,466	$92,684
S&P Mid 400 E-Mini Index	13	06/16/23	3,251	113,000

				$205,684

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$22,513,416	$—	$—	$22,513,416
Air Freight & Logistics	5,704,603	—	—	5,704,603
Automobile Components	8,846,876	—	—	8,846,876
Automobiles	3,287,728	—	—	3,287,728
Banks	33,796,049	—	—	33,796,049
Beverages	4,571,180	—	—	4,571,180
Biotechnology	34,533,477	—	—	34,533,477
Broadline Retail	8,163,871	—	—	8,163,871
Building Products	28,975,769	—	—	28,975,769
Capital Markets	64,599,814	—	—	64,599,814
Chemicals	48,062,793	—	—	48,062,793
Commercial Services & Supplies	22,974,874	—	—	22,974,874
Communications Equipment	19,138,501	—	—	19,138,501
Construction & Engineering	9,961,825	—	—	9,961,825
Construction Materials	8,252,367	—	—	8,252,367
Consumer Finance	10,642,255	—	—	10,642,255
Consumer Staples Distribution & Retail	17,370,242	—	—	17,370,242
Containers & Packaging	20,748,858	18,630	—	20,767,488
Distributors	8,260,170	—	—	8,260,170
Diversified Consumer Services	4,170,853	—	—	4,170,853
Diversified REITs	2,500,688	—	—	2,500,688

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Diversified Telecommunication Services	$1,281,281	$—	$—	$1,281,281
Electric Utilities	44,328,760	—	—	44,328,760
Electrical Equipment	20,681,298	—	—	20,681,298
Electronic Equipment, Instruments & Components	35,822,050	—	—	35,822,050
Energy Equipment & Services	10,255,806	—	—	10,255,806
Entertainment	27,030,230	—	—	27,030,230
Financial Services	22,172,715	—	—	22,172,715
Food Products	34,536,922	—	—	34,536,922
Gas Utilities	4,558,609	—	—	4,558,609
Ground Transportation	14,379,310	—	—	14,379,310
Health Care Equipment & Supplies	53,737,121	—	—	53,737,121
Health Care Providers & Services	27,990,466	—	—	27,990,466
Health Care REITs	14,158,663	—	—	14,158,663
Health Care Technology	5,892,261	—	—	5,892,261
Hotel & Resort REITs	2,272,030	—	—	2,272,030
Hotels, Restaurants & Leisure	58,258,894	—	—	58,258,894
Household Durables	24,891,901	—	—	24,891,901
Household Products	7,767,095	—	—	7,767,095
Independent Power and Renewable Electricity Producers	4,756,524	—	—	4,756,524
Industrial REITs	5,266,120	—	—	5,266,120
Insurance	71,653,869	—	—	71,653,869
Interactive Media & Services	5,765,342	—	—	5,765,342
IT Services	26,423,250	—	—	26,423,250
Leisure Products	5,221,083	—	—	5,221,083
Life Sciences Tools & Services	41,082,302	—	—	41,082,302
Machinery	65,750,851	—	—	65,750,851
Marine Transportation	698,716	—	—	698,716
Media	22,171,442	—	—	22,171,442
Metals & Mining	16,622,222	—	—	16,622,222
Mortgage Real Estate Investment Trusts (REITs)	3,816,891	—	—	3,816,891
Multi-Utilities	30,689,208	—	—	30,689,208
Office REITs	7,640,395	—	—	7,640,395
Oil, Gas & Consumable Fuels	64,079,568	—	—	64,079,568
Paper & Forest Products	675,898	—	—	675,898
Passenger Airlines	11,831,464	—	—	11,831,464
Personal Care Products	753,321	—	—	753,321
Pharmaceuticals	9,273,786	—	—	9,273,786
Professional Services	47,585,108	—	—	47,585,108
Real Estate Management & Development	7,045,500	—	—	7,045,500
Residential REITs	27,518,194	—	—	27,518,194
Retail REITs	20,350,489	—	—	20,350,489
Semiconductors & Semiconductor Equipment	35,762,456	—	—	35,762,456
Software	80,113,379	—	—	80,113,379
Specialized REITs	28,106,373	—	—	28,106,373
Specialty Retail	53,017,396	—	—	53,017,396
Technology Hardware, Storage & Peripherals	14,349,852	—	—	14,349,852
Textiles, Apparel & Luxury Goods	17,128,698	—	—	17,128,698
Trading Companies & Distributors	20,662,631	—	—	20,662,631
Water Utilities	6,213,787	—	—	6,213,787
Investment Companies	17,414,134	—	—	17,414,134
Short-Term Securities
Money Market Funds	80,618,725	—	—	80,618,725

	$1,647,150,595	$18,630	$—	$1,647,169,225

Derivative Financial Instruments(a)
Assets
Equity Contracts	$205,684	$—	$—	$205,684

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Mid-Cap Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	12